                                      FORM N-SAR
                                  SEMI-ANNUAL REPORT
                         FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:    //        (a)

     or fiscal year ending:   12/31/98 (b)

Is this a transition report (Y/N)   N
                                   --

Is this an amendment to a previous filing (Y/N)    N
                                                  --

Those items or sub-items with a box "/ /" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name:  Separate Account VUL-2 of The American Franklin
                            Life Insurance Company

     B.   File Number:  811-6366

     C.   Telephone Number:  (217) 528-2011


2.   A.   Street:  #1 Franklin Square

     B:   City: Springfield   C. State: IL   D. Zip Code: 62713   Zip Ext: 0001

     E.   Foreign Country:                        Foreign Postal Code:


3.   Is this the first filing on this form by Registrant? (Y/N)            N
                                                                 -------------

4.   Is this the last filing on this form by Registrant? (Y/N)             N
                                                                 -------------

5.   Is Registrant a small business investment company (SBIC)? (Y/N)       N
                                                                 -------------
     [If answer is "Y"(Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                    Y
                                                                 -------------
     [If answer is "Y" (Yes) complete only items 111 through 132.]


                                       01                        SEC 2100(10-94)
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For period ending   December 31, 1998
                    -----------------
File number 811-6366
            --------

UNIT INVESTMENT TRUSTS

111. A. - Depositor Name:_____________________________________________________

     B. - File Number (If any):______________________

     C. - City:____________ State:__________ Zip Code:_________ Zip Ext.:______

        - Foreign Country:__________________ Foreign Postal Code:______________

111. A. - Depositor Name:______________________________________________________

     B. - File Number (If any):_________________________

     C. - City:_____________ State:_________ Zip Code:_________ Zip Ext.______

        - Foreign Country:________________ Foreign Postal Code:________________


112. A. - Sponsor Name:________________________________________________________

     B. - File Number (If any):______________________

     C. - City:______________State:__________Zip Code:________Zip Ext.:________

          Foreign Country:_____________________Foreign Postal Code:____________

     A. - Sponsor Name:________________________________________________________

     B. - File Number (If any)____________________________

     C. - City:______________ State: ___________ Zip Code:_______ Zip Ext.:____

        - Foreign Country:________________ Foreign Postal Code:________________







                                       47
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For period ending December 31, 1998
                  -----------------
File number 811-6366
            --------

113. A. - Trustee Name:_______________________________________________________

     B. - City:_____________ State:__________ Zip Code: ______ Zip Ext.:______

        - Foreign Country:_______________ Foreign Postal Code:________________

113. A. - Trustee Name:_______________________________________________________

     B. - City:_____________ State:__________ Zip Code: ______ Zip Ext.:______

        - Foreign Country:_______________ Foreign Postal Code:________________


114. A. - Principal Underwriter Name: ________________________________________

     B. - File Number: 8-_______________

     C. - City:_____________ State:__________ Zip Code:_______ Zip Ext.:______

        - Foreign Country:__________________ Foreign Postal Code:_____________

114. A. - Principal Underwriter Name: ________________________________________

     B. - File Number: 8-_______________

     C. - City:_____________ State:__________ Zip Code:_______ Zip Ext.:_______

        - Foreign Country:__________________ Foreign Postal Code:______________


115. A. - Independent Public Accountant Name:__________________________________

     B. - City:______________ State:_________ Zip Code:________ Zip Ext.:______

        - Foreign Country:____________________ Foreign Postal Code:____________

115. A. - Independent Public Accountant Name:__________________________________

     B. - City:_____________ State:__________ Zip Code:________ Zip Ext.:______

        - Foreign Country:_____________________ Foreign Postal Code:___________

For period ending   December 31, 1998
                    -----------------
File number 811-6366
            --------

116. Family of investment companies information:

     A. - Is Registrant part of a family of investment companies? (Y/N)_____ ___
                                                                             Y/N

     B. - Identify the family in 10 letters: _ _ _ _ _ _ _ _ _ _
          (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)


117. A. - Is Registrant a separate account of an insurance company?
                                                          (Y/N) ________  _____
                                                                           Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. - Variable annuity contracts? (Y/N) _________________________  ________
                                                                         Y/N

     C. - Scheduled premium variable life contracts? (Y/N) __________  ________
                                                                         Y/N

     D. - Flexible premium variable life contracts? (Y/N) ___________  _______
                                                                         Y/N

     E. - Other types of insurance products registered under the Securities
          Act of 1933? (Y/N) ________     ________
                                            Y/N


118. - State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933___________________________________ _________

119. - State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period _________________________ _______

120. - State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) ________________________________ $______

121. - State the number of series for which a current prospectus was in existence at the end of the period ________________________ ________

122. - State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current
          period ____________________    __________

                                         49
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For period ending   December 31, 1998
                    -----------------
File number 811-6366
            --------

123. -    State the total value of the additional units considered
          in answering item 122 ($000's
          omitted)___________________________________________
                                                                      $82860
                                                                       ________

124. - State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
          ($000's omitted)________________________________________
                                                                      $_________

125. -    State the total dollar amount of sales loads collected
          (before reallowances to other brokers or dealers) by
          Registrant's principal underwriter and any underwriter
          which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)
          _____________________________________
                                                                      $_________

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
          ($000's omitted)_________________
                                                                      $_________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                          Total     Total Income
                                             Number of   Assets    Distributions
                                              Series     ($000's      ($000's
                                             Investing   omitted)     omitted)
                                             -----------------------------------

A. U.S. Treasury direct issue _____________  _________  $________    $_________

B. U.S. Government agency__________________   _________ $________    $_________

C. State and municipal tax-free ___________   _________ $________    $_________

D. Public utility debt ____________________   _________ $________    $_________

E. Brokers or dealers debt or debt of
   brokers' or dealers' parent ____________   _________ $________    $_________

F. All other corporate intermed. & long-term
   debt ____________________                  _________ $________    $_________

G. All other corporate short-term
   debt ___________________                   _________ $________    $_________

H. Equity securities of brokers or dealers or
   parents of brokers or dealers ___________  _________ $________    $_________

For period ending   December 31, 1998
                    -----------------
File number 811-6366
            --------

                                                          TOTAL     TOTAL INCOME
                                             NUMBER OF   ASSETS    DISTRIBUTIONS
                                              SERIES     ($000'S      ($000'S
                                             INVESTING   OMITTED)     OMITTED)
                                             -----------------------------------

I. Investment company equity
   securities ____________________________   _________ $________    $_________

J. All other equity securities ___________        1    $260246      $16913
                                             _________ _________    __________

K. Other securities ______________________   _________ $________    $_________

L. Total assets of all series of
   registrant_____________________________        1    $260246      $16913
                                             _________ _________    __________









                                       50
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For period ending December 31, 1998
                  -----------------
File number 811-6366
            --------


128. -  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an
        entity other than the issuer?
        (Y/N)_________________________________________________________  ________
        [If answer is "N" (No), go to item 131.]                          Y/N

129. -  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the
        end of the current period? (Y/N)                                ________
        [If answer is "N" (No), go to item 131.]                          Y/N

130. - In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?
        (Y/N)_________________________________________________________  ________
                                                                          Y/N

131.    Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)_____________________  $1639
                                                                        _______

132. - List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

        811-__________







                                         51
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For period ending 12/31/98
File number 811-6366


This report is signed on behalf of the Registrant, Separate Account VUL-2 of The American Franklin Life Insurance Company, in the City of Springfield and State of Illinois on this 23rd day of February, 1999.




                              SEPARATE ACCOUNT VUL-2 OF THE
                              AMERICAN FRANKLIN LIFE INSURANCE
                              COMPANY
                              BY:  THE AMERICAN FRANKLIN LIFE
                                    INSURANCE COMPANY, DEPOSITOR

                              By:       /s/ William A. Simpson
                                 ----------------------------------
                                        William A. Simpson
                                        Chairman and Chief
                                        Executive Officer




Witness   /s/ Elizabeth E. Arthur
         ----------------------------
               Elizabeth E. Arthur
               Assistant Secretary







                                   PAGE NUMBER 52